Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
31. Stock-Based Compensation
Weighted average fair values per stock option along with the assumptions incorporated into the valuation models for options granted
2022 2021
Weighted average fair value per option $ 5.35 $ 3.63
Expected term
(1)
5

years
5

years
Risk-free interest rate
(2)

1.79%

0.60%
Expected dividend yield
(3)

4.55%

5.00%
Expected volatility
(4)

18.87%

19.14%
(1) The expected term of the option awards is calculated based on historical exercise behaviour and represents the period of time
that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government bond yields.
(3) Incorporates current dividend rates and historical dividend increase patterns.
(4) Estimated using the five-year historical volatility.

Stock option information
Total Options Non-Vested Options
(1)
Number of
Options

Weighted
average exercise
price per share
Number of
Options
Weighted
average grant
date fair-value
Outstanding as at December 31, 2021 2,590,304 $ 48.48 1,452,475 $ 3.18
Granted

467,100 58.26 467,100 5.35
Exercised (203,525) 43.87 N/A N/A
Vested N/A N/A (571,175) 2.83
Options outstanding December 31, 2022 2,853,879 $ 50.41 1,348,400 $ 4.08
Options exercisable December 31, 2022
(2)(3)
1,505,479 $ 46.59
(1) As at December 31, 2022, there was $ 4

million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 3 years (2021 – $
3

million,
3

years).
(2) As at December 31, 2022, the weighted average remaining term of vested options was 5 years with an aggregate intrinsic value of
$ 10

million (2021 –
6

years, $
21

million).
(3) As at December 31, 2022, the fair value of options that vested in the year was $ 2 million (2021 – $
1

million).

Activity related to the Deferred Share Unit Plans
Employee
DSU
Weighted
Average
Grant Date
Fair Value
Director

DSU
Weighted
Average
Grant Date
Fair Value
Outstanding as at December 31, 2021 610,601 $ 39.22 614,365 $ 43.80
Granted including DRIP 76,252 52.42 104,465 57.89
Exercised (59,630) 31.57 (54,572) 46.04
Outstanding and exercisable as at December 31, 2022 627,223 $ 41.55 664,258 $ 45.83

Activity related to the Performance Share Unit Plan
Employee PSU
Weighted Average
Grant Date Fair Value Aggregate intrinsic value
Outstanding as at December 31, 2021 951,935 $ 48.60 $ 66
Granted including DRIP 242,462 59.30
Exercised (357,960) 42.85
Forfeited (145,991) 44.28
Outstanding as at December 31, 2022 690,446 $ 56.24 $ 40
Employee RSU
Weighted Average
Grant Date Fair Value Aggregate intrinsic value
Outstanding as at December 31, 2021 343,952 $ 54.64 $ 24
Granted including DRIP 180,426 59.30
Exercised (134) 54.63
Forfeited (15,776) 56.08
Outstanding as at December 31, 2022 508,468 $ 56.25 $ 30